Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Cost

The following table sets forth the components of the Company’s lease cost for the year ended March 31, 2025 and 2024.

	March 31,
	2025	2024
Finance lease cost:
Depreciation of asset under finance lease	$123	$68
Interest on lease liabilities (included in interest expense in the statements of operations)	26	34
Total finance lease cost	$149	$102
Operating lease cost:
Amortization of right of use asset (included in general and administrative expenses in the statements of operations)	$2,479	$2,203
Rental expense (included in cost of revenue, and general and administrative expenses in the statement of operations)	390	504
Operating lease cost	$2,869	$2,707

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,731	$2,322
Financing cash flows from finance leases	126	86
Total cash paid for amounts included in measurement of lease liabilities	$2,857	$2,408

The following table sets forth the Company’s right of use assets and lease liabilities as of March 31, 2025 and 2024:

	March 31,
	2025	2024
Finance lease assets (included in Property and equipment-see Note 4)	$1,112	$519
Operating lease right of use assets	$2,114	$3,406

Finance lease liabilities
Non-current liabilities	$385	$251
Current liabilities	163	70
Total Finance lease liabilities	$548	$321
Operating lease liabilities
Non-current liabilities	$683	$1,501
Current liabilities	1,432	1,989
Total operating lease liabilities	$2,115	$3,490
	March 31, 2025	March 31, 2024
Weighted average lease term (Years)
Finance leases	1.6	2.8
Operating leases	1.7	1.6
Weighted average discount rate
Finance leases	6.2%	4.4%
Operating leases	5.2%	5.6%

Schedule of Net Minimum Lease Payments

Present value of the net minimum lease payments as of March 31, 2025:

Future minimum lease payments	Finance Leases	Operating Leases
2026	$206	$1,496
2027	182	510
2028	146	153
2029	52	11
2030	23	24
Thereafter	—	—
Total minimum lease payments	609	2,194
Less: amount representing interest	(61)	(79)
Present value of net minimum lease payments	$548	$2,115